COVID-19 Government Subsidies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Government Subsidies [Abstract]
Government subsidies, COVID - 19	$ 0	$ 11,000,000	$ 34,000,000
Reduction in cost of sales		8,000,000	27,000,000
Reduction in SG&A		$ 3,000,000	$ 7,000,000